Other comprehensive income	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other comprehensive income
17	Other comprehensive income

	2020	2019	2018
	RMB million	RMB million	RMB million
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	(30)	(54)	42
Reclassification adjustments for amounts transferred to profit or loss:
- interest expense (Note 15)	(15)	(18)	(13)
Net deferred tax credited / (debited) to other comprehensive income	11	17	(7)

	(34)	(55)	22

Equity investments measured at FVOCI:
Changes in fair value recognized during the year	(250)	(31)	319
Net deferred tax credited / (debited) to other comprehensive income	63	7	(80)

	(187)	(24)	239

Share of other comprehensive income of associates
Will not be reclassified to profit or loss	(2)	3	(4)
May be reclassified subsequently to profit or loss	(3)	—	—

	(5)	3	(4)

Differences resulting from the translation of foreign currency financial statements	8	(7)	(2)